Concentration and risks (Tables)	6 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF CREDIT RISK

(b) Concentration of customers:

The following customers accounted for 10% or more of revenue for the six months ended March 31, 2025 and 2026:

	Six Months Ended March 31,
	2025	2026	2026
	RMB	RMB	USD
Customer A	42,257,767	63,792,598	9,247,985
Customer B	34,440,743	20,577,998	2,983,183
Customer C	*	17,033,418	2,469,327
Customer D	10,051,313	*	*

The following customers accounted for 10% or more of the Group’s accounts receivable and amounts due from related parties as of September 30, 2025 and March 31, 2026:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Customer A	6,237,484	3,139,888	455,188
Customer B	*	1,141,440	165,474
Customer C	3,486,135	1,105,933	160,327
Customer D	3,177,983	*	*

(c) Concentration of suppliers

Below suppliers represent more than 10% of the Group’s total purchases for the six months ended March 31, 2025 and 2026:

	Six Months Ended March 31,
	2025	2026	2026
	RMB	RMB	USD
Supplier A	18,600,197	10,409,641	1,509,081
Supplier B	10,377,124	*	*
Supplier C	7,641,441	*	*

*	Represents less than 10%